                                                               File No. 811-5151
                                                       Registration No. 33-14196
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               ------------------

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           |_|

                         Pre-Effective Amendment No.                         |_|

                       Post-Effective Amendment No. 70                       |X|

                                       and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        |_|

                       Post-Effective Amendment No. 109                      |X|
                       -------------------------------

                                MUTUAL FUND GROUP
               (Exact Name of Registrant as Specified in Charter)

                           1211 Avenue of the Americas
                            New York, New York 10036
               --------------------------------------------------
                     (Address of Principal Executive Office)

       Registrant's Telephone Number, including Area Code: (212) 492-1600

George Martinez, Esq.      Peter Eldridge, Esq.       Sarah Cogan, Esq.
BISYS Fund Services, Inc.  Chase Manhattan Bank       Simpson Thacher & Bartlett
3435 Stelzer Road          270 Park Avenue            425 Lexington Avenue
Columbus, Ohio  43219      New York, New York 10017   New York, New York 10017
--------------------------------------------------------------------------------

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

     |X| immediately upon filing pursuant to    |_| on (         ) pursuant to
         paragraph (b)                              paragraph (b)
     |_| 60 days after filing pursuant to       |_| on (         ) pursuant to
         paragraph (a)(1)                           paragraph (a)(1)
     |_| 75 days after filing pursuant to       |_| on (         ) pursuant to
         paragraph (a)(2)                           paragraph (a)(2) rule 485.

If appropriate, check the following box:

|X| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                               ------------------

The Registrant has registered an indefinite number or amount of its shares of common stock for each of its series under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940 on July 18, 1994 and Registrant's Rule 24f-2 Notice for the fiscal year ended October 31, 1999 was filed on January 19, 2000.

     PROSPECTUS
     DECEMBER 29, 2000
--------------------------------------------------------------------------------


                                         CHASE VISTA
                                         EQUITY FUNDS

     GLOBAL LIFE                         THIS PROSPECTUS OFFERS:
     SCIENCES FUND



                                         CLASS A, CLASS B AND CLASS C SHARES














[GRAPHIC]                                           THE SECURITIES AND
                                                    EXCHANGE COMMISSION
                                                    HAS NOT APPROVED OR
                                                    DISAPPROVED THESE
                                                    SECURITIES OR DETERMINED
                                                    IF THIS PROSPECTUS IS
                                                    TRUTHFUL OR COMPLETE.
                                                    ANY REPRESENTATION TO
                                                    THE CONTRARY IS A CRIMINAL
                                                    OFFENSE.



                                    [LOGO] CHASE
                     THE RIGHT RELATIONSHIP IS EVERYTHING.-Registered Trademark-

GLOBAL LIFE SCIENCES FUND                         1

THE FUND'S INVESTMENT ADVISER                     6

HOW YOUR ACCOUNT WORKS                            7

BUYING FUND SHARES                                10
SELLING FUND SHARES                               12
EXCHANGING FUND SHARES                            12
OTHER INFORMATION CONCERNING THE FUND             13
DISTRIBUTIONS AND TAXES                           14

SHAREHOLDER SERVICES                              16

WHAT THE TERMS MEAN                               17

HOW TO REACH US                           BACK COVER

CHASE GLOBAL LIFE SCIENCES FUND


THE FUND'S OBJECTIVE

The Fund will seek capital appreciation.

THE FUND'S MAIN
INVESTMENT STRATEGY


Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of domestic and foreign companies in the Life Sciences sector. Up to 35% of the Fund's total assets may be invested in foreign securities. These investments may take the form of depository receipts. The Fund will invest in equity securities of companies with various market capitalizations, including large, mid and small capitalizations.


Equity securities include common stocks, preferred stocks, securities that are convertible into common or preferred stocks and warrants to buy common stocks. The major portion of the Fund's assets will be invested in equity securities that are traded on a securities exchange or over-the-counter market, although the Fund may also invest in privately placed securities.


The Life Sciences sector consists of companies which provide products and services for the advancement of medical science and healthcare. The Fund will seek to invest in the following types of investments in the life sciences industry:


-    fully integrated pharmaceutical companies,
-    emerging bio-pharmaceutical companies,
- companies creating or supplying enabling technologies for drug discovery (such as functional genomics or high-through screening)


The Fund will also attempt to identify and invest in companies that will be leaders in the various stages of analysis that flow from gene discovery and be most favorably impacted by new information, data and the application of new techniques. The Fund also will invest in other "leading edge" healthcare sectors, including those involving medical device companies, information technology and service companies. The companies in these sectors generally focus on increasing consumer knowledge, maintaining or improving quality of life, such as health care, medical diagnostics, nuclear and biochemical research, nutrition and personal hygiene.


The Fund's advisers perform quantitative analysis and fundamental research in an attempt to identify companies with the best growth potential within the Life Science sector. They may look at growth-oriented factors, such as projected earnings growth, improved earnings characteristics or price momentum, product or service leadership and strong management.


The Fund will sell securities if its advisers believe the issuer of such securities no longer meets certain growth criteria or if they believe that more attractive opportunities are available.


The Fund may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest. The advisers may adjust the Fund's exposure to each currency based on their view of

CHASE GLOBAL LIFE SCIENCES FUND


the markets and issuers. They will decide how much to invest in the securities of a particular currency or country by evaluating the yield and potential growth of an investment, as well as the relationship between the currency and the U.S. dollar. They may increase or decrease the emphasis on a type of security, industry, country or currency, based on their analysis of a variety of economic factors, including fundamental economic strength, earnings growth, quality of management, industry growth, credit quality and interest rate trends. The Fund may purchase securities where the issuer is located in one country but the security is denominated in the currency of another. The Fund also may invest in convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock. Up to 15% of the Fund's total assets may consist of privately placed securities.


Although the Fund intends to invest primarily in equity securities, under normal market conditions it may invest up to 35% of its total assets in investment-grade debt securities, high-quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may put any amount of its assets in high-quality money market instruments and repurchase agreements. During unusual market conditions, the Fund may invest up to 20% of its assets in U.S. Government debt securities.


The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


THE FUND'S MAIN
INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Global Life Sciences Fund.

The Fund may not achieve its objective if the advisers' expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in the stock market as well as the performance of companies selected for the Fund's portfolio.

The Fund may not achieve its objective if companies which the advisers believe will experience earnings growth do not grow as expected.

The Fund's focus on investments in the life sciences and healthcare care sectors makes it susceptible to factors affecting such sectors. In particular, companies in the Fund's portfolio may react similarly to market developments, such as changes in investor preferences, government regulation and technological advances. This may result in greater volatility in the Fund's net asset value.

Investing in life sciences and healthcare sectors exposes the Fund to special risks. For example, many companies in these sectors are subject to significant government regulation and their stock price may be dependent on regulatory approval of licenses, patents, grants, subsidies and other governmental action. Changes in government funding, new or changing legislation and advances in technology could cause the Fund's returns to suffer. In addition, as technology advances, many products and services offered by companies in the life sciences and healthcare industries could become obsolete. This obsolescence could affect the value of such companies' securities and could reduce the Fund's net asset value. Many life sciences companies have limited operating histories, meaning projections based on historical information could be less reliable that projections for more experienced companies.

Because the Fund may invest in small companies, the value of your investment may fluctuate more dramatically than an investment in a fund which does not invest in small companies. That is because small companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of their securities. Small companies may have limited product lines, markets and financial resources, and they may depend on a small management group.

Investments in foreign issuers may be riskier than investments in the United States. Since foreign securities are normally denominated and traded in foreign currencies, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

In early 1999, the European Monetary Union implemented a new currency called the "euro". It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the value of shares of the Fund.

The market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and U.S. Government debt, including when the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential returns.

Derivatives may be more risky than other types of investments because they respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund is not diversified. It will invest a greater percentage of its assets in a particular issuer or groups of issuers than a diversified fund would. That makes the value of its shares more sensitive to economic problems among those issuing securities.

The Fund may have to sell stocks at a loss in order to fund shareholder redemptions. Redemptions are more likely to occur when prices of life sciences and healthcare companies are declining and prices of these securities may fall more rapidly than those of other securities.

The Fund may invest in privately placed securities. Such securities generally are less liquid than publicly traded securities and, the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities.

CHASE GLOBAL LIFE SCIENCES FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                           MAXIMUM SALES CHARGE           MAXIMUM DEFERRED SALES CHARGE
                           (LOAD) WHEN YOU BUY            (LOAD) SHOWN AS LOWER OF
                           SHARES, SHOWN AS % OF THE      ORIGINAL PURCHASE PRICE OR
                           OFFERING PRICE(1)              REDEMPTION PROCEEDS
---------------------------------------------------------------------------------------
CLASS A SHARES                  5.75%                            NONE
---------------------------------------------------------------------------------------
CLASS B SHARES                  NONE                             5.00%
---------------------------------------------------------------------------------------
CLASS C SHARES                  NONE                             1.00%
---------------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                             TOTAL ANNUAL
                   MANAGEMENT    DISTRIBUTION    OTHER       FUND OPERATING
CLASS OF SHARES    FEES          (12B-1) FEES    EXPENSES    EXPENSES
-----------------------------------------------------------------------------------------
CLASS A            0.75%            0.25%         0.85%         1.85%
-----------------------------------------------------------------------------------------
CLASS B            0.75%            0.75%         0.85%         2.35%
-----------------------------------------------------------------------------------------
CLASS C            0.75%            0.75%         0.85%         2.35%
-----------------------------------------------------------------------------------------

(1) The offering price is the net asset value of the shares purchased plus any sales charge.

*    The table is based on estimated expenses for the current fiscal year.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000
-    you sell all your shares at the end of the period
-    your investment has a 5% return each year
-    you reinvest all your dividends, and
- the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions:

IF YOU SELL YOUR SHARES YOUR COSTS WOULD BE:

                       1 YEAR        3 YEARS        5 YEARS        10 YEARS
----------------------------------------------------------------------------
CLASS A*               $752          $1,123         $1,518         $2,619
----------------------------------------------------------------------------
CLASS B**              $738          $1,033         $1,455         $2,562***
----------------------------------------------------------------------------
CLASS C**              $338          $  733         $1,255         $2,686
----------------------------------------------------------------------------

IF YOU DON'T SELL YOUR SHARES YOUR COSTS WOULD BE:

                       1 YEAR        3 YEARS        5 YEARS        10 YEARS
----------------------------------------------------------------------------
CLASS B                $238          $733           $1,255         $2,562***
----------------------------------------------------------------------------
CLASS C                $238          $733           $1,255         $2,686
----------------------------------------------------------------------------

  *Assumes sales charge is deducted when shares are purchased.
 **Assumes applicable deferred sales charge is deducted when shares are sold. ***Reflects conversion of Class B shares to Class A shares after they have been owned for eight years.

THE FUND'S INVESTMENT ADVISER

Chase Fleming Asset Management, (USA) Inc. (CFAM (USA)) is the investment-adviser to the Fund. It makes the day-to-day investment decisions for the Fund. CFAM (USA) is a wholly-owned subsidary of The Chase Manhattan Corporation (CMC), a bank holding company. CFAM (USA) provides discrentionary investment advice to institutional clients and is located at 1211 Avenue of the Americas, New York, New York 10036.


CFAM (USA) is entitled to receive an annual management fee at the rate of
-    0.75% of the average daily net assets of the Global Life Sciences Fund.

HOW YOUR ACCOUNT WORKS

ABOUT SALES CHARGES


There's a sales charge to buy shares in the Fund. There are also ongoing charges that all investors pay as long as they own their shares, as explained later.


You have a choice of three different kinds of charges. Class A shares have a charge you pay when you invest. Class B shares have a deferred sales charge. You don't pay any charge when you buy the Class B shares, but you may have to pay a charge when you sell them, depending on how long you hold them. Class C shares also have a deferred sales charge you may have to pay if you sell your shares within one year of buying them.


There are a number of plans and special discounts which can decrease or even eliminate these charges.


This section explains how the three sales charges work.

HOW YOUR ACCOUNT WORKS

CLASS A SHARES


The initial sales charge is deducted directly from the money you invest. As the table shows, the charge is lower the more you invest. The public offering price of Class A shares is the net asset value plus the initial sales charge. Net asset value is the value of everything the Fund owns, minus everything it owes, divided by the number of shares held by investors. The Fund receives the net asset value.

                               TOTAL SALES CHARGE

                     AS % OF THE
                     OFFERING         AS % OF
AMOUNT OF            PRICE            NET AMOUNT
INVESTMENT           PER SHARE        INVESTED
---------------------------------------------------
LESS THAN
$100,000             5.75%            6.10%
---------------------------------------------------
$100,000
BUT UNDER
$250,000             3.75%            3.90%
---------------------------------------------------
$250,000
BUT UNDER
$500,000             2.50%            2.56%
---------------------------------------------------
$500,000
BUT UNDER
$1 MILLION           2.00%            2.04%
---------------------------------------------------


There is no sales charge for investments of $1 million or more.


CLASS B SHARES


The deferred sales charge is deducted directly from your assets when you sell your shares. It's a percentage of the original purchase price or the current value of the shares, whichever is lower. As the table shows, the deferred sales charge gets lower the longer you hold the shares and disappears altogether after six years. Class B shares automatically convert into Class A shares at the beginning of the ninth year after you bought them.


YEAR           DEFERRED SALES CHARGE
------------------------------------
1              5%
------------------------------------
2              4%
------------------------------------
3              3%
------------------------------------
4              3%
------------------------------------
5              2%
------------------------------------
6              1%
------------------------------------
7              NONE
------------------------------------
8              NONE
------------------------------------


We calculate the deferred sales charge from the month you buy your shares. We always sell the shares with the lowest deferred sales charge first. Shares acquired by reinvestment distribution can be sold without a deferred sales charge.


CLASS C SHARES


The deferred sales charge is deducted directly from your assets when you sell your shares. It's equal to 1% of the original purchase price or the current value of the shares, whichever is lower. The deferred sales charge on Class C shares disappears altogether after one year. We calculate the deferred sales charge from the month you buy your charges. We always sell the shares with the lowest deferred sales charge first.


Like Class B shares, Class C shares have higher combined distribution and service fees. Unlike Class B shares, Class C shares are never converted to Class A shares. That means you keep paying the higher service and distribution fees as long as you hold them. Over the long term, this can add up to higher total fees than either Class A or Class B shares.

THE PORTFOLIO MANAGERS

GLOBAL LIFE SCIENCES FUND

Portfolio Manager Christopher M.V. Jones, Executive Director, Head of
Specialist Portfolios Team, is responsible for the management of the Fund's portfolio. Mr. Jones joined Flemings in 1982. From 1982 to 1986, he worked for Flemings in London with emphasis on the metal and mining sectors as an analyst and fund manager for Fleming Global Portfolio Management Group. Mr. Jones joined the small cap team in March of 1986 as an investment analyst responsible for the then London-based U.S. smaller companies team with specific concentration upon the capital goods and consumer sectors of the market. In 1987, he became an investment manager, while continuing to perform his analytical responsibilities. He became chief investment officer of the small cap group in 1993. He has managed Flemings' small cap fund since 1990 and its micro cap fund since its inception in 1988.

HOW YOUR ACCOUNT WORKS

GENERAL

Vista Fund Distributors Inc. (VFD) is the distributor for the Fund. It's a subsidiary of BISYS Group, Inc. and is not affiliated with Chase. The Fund has adopted Rule 12b-1 distribution plans under which it pays annual distribution fees of up to 0.25% of the average daily net assets attributed to Class A shares, up to 0.75% of the average daily net assets attributed to Class B shares and up to 0.75% of the average daily net assets attributed to Class C shares.

This payment covers such things as compensation for services provided by broker-dealers and expenses connected to the sale of shares. Payments are not tied to actual expenses incurred.

Because 12b-1 expenses are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

WHICH CLASS OF SHARES IS BEST?

Your decision about which class of shares to buy depends on a number of factors, including the amount you're buying and how long you intend to hold your shares. If you have no plans to sell your shares for at least six years and you don't want to pay an up-front sales charge, you may consider buying Class B shares.

Class A shares may be a good choice if you qualify to have the sales charge reduced or eliminated. In almost all cases, if you plan to buy $250,000 of shares or more, Class A is the most economical choice.

Class C shares may be best if you prefer not to pay an initial sales charge and you're not sure how long you intend to hold your investment.
You should also consider the distribution and service fees, which are lower for Class A shares. These fees appear in the table called Annual Fund operating expenses (expenses that are deducted from Fund assets) for the Fund.

Your investment representative may be able to advise you about the best class of shares for you.

BUYING FUND SHARES

You can buy shares three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative which Fund you want to buy and he or she will contact us. Your representative may charge you a fee and may offer additional services, such as special purchase and redemption programs. Some representatives charge a single fee that covers all services. Your representative may impose different minimum investments and earlier deadlines to buy and sell shares.

THROUGH THE CHASE VISTA FUNDS SERVICE CENTER
Call 1-800-34-VISTA
Or
Complete the application form and mail it along with a check for the amount you want to invest to:

CHASE VISTA FUNDS SERVICE CENTER,
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

THROUGH A SYSTEMATIC INVESTMENT PLAN

You can make regular automatic purchases of at least $100. See There's more on the Systematic Investment Plan later in this document.

                                ----------------

Whether you choose Class A, Class B or Class C shares, the price of the shares is based on the net asset value per share (NAV). NAV is the value of everything the Fund owns, minus everything it owes, divided by the number of shares held by investors. You'll pay the public offering price, which is based on the next NAV calculated after the Chase Vista Funds Service Center accepts your instructions. The Fund calculates its NAV once each day at the close of regular trading on the New York Stock Exchange. The Fund generally values its assets at their market value but may use fair value if market prices are unavailable. The Chase Vista Funds Service Center will not accept your order until it is in proper form. An order is in proper form only after payment is converted into federal funds.


The Fund invests in securities which are primarily listed on foreign exchanges and these exchanges may trade on Saturdays or other United States holidays on which the Fund does not price. As a result, the Fund's portfolio will trade and its NAV may fluctuate significantly on days when the investor has no access to the Fund.

The Chase Vista Funds Service Center accepts purchase orders on any business day that the New York Stock Exchange is open. Normally, if the Chase Vista Funds Service Center receives your order in proper form by the close of regular trading on the New York Stock Exchange, we'll process your order at that day's price.

You must provide a Social Security Number or Taxpayer Identification Number when you open an account. The Fund has the right to refuse any purchase order or to stop offering shares for sale at any time.

TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:
--------------------------------------------------------------------------------
THE CHASE VISTA FUNDS SERVICE CENTER
--------------------------------------------------------------------------------
1-800-34-VISTA
--------------------------------------------------------------------------------

MINIMUM  INVESTMENTS

--------------------------------------------------------------------------------
                         INITIAL              ADDITIONAL
TYPE OF ACCOUNT        INVESTMENT             INVESTMENTS
--------------------------------------------------------------------------------
REGULAR
ACCOUNT                  $2,500                   $100
--------------------------------------------------------------------------------
SYSTEMATIC
INVESTMENT
PLAN                     $1,000                   $100
--------------------------------------------------------------------------------
IRAS                     $1,000                   $100
--------------------------------------------------------------------------------
SEP-IRAS                 $1,000                   $100
--------------------------------------------------------------------------------
EDUCATION
IRAS                     $  500                   $100
--------------------------------------------------------------------------------

Make your check out to Chase Vista Funds in U.S. dollars. We won't accept credit cards, cash, or checks from a third party. You cannot sell your shares until your check has cleared, which could take more than 15 calendar days. If you buy through an Automated Clearing House, you can't sell your shares until the payment clears. That could take more than seven business days.

Your purchase will be canceled if your check doesn't clear and you'll be responsible for any expenses and losses to the Fund. Orders by wire will be cancelled if the Chase Vista Funds Service Center doesn't receive payment by 4:00 p.m. Eastern time on the day you buy.


If you're planning to exchange, sell or transfer shares to another person shortly after buying the shares, you should pay by certified check to avoid delays. The Fund will not issue certificates for Class A or Class C shares unless you request them and they will not issue certificates for Class B shares.

HOW YOUR ACCOUNT WORKS

SELLING FUND SHARES

You can sell your shares three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative which Fund you want to sell. He or she will send the necessary documents to the Chase Vista Funds Service Center. Your representative might charge you for this service.

THROUGH THE CHASE VISTA FUNDS SERVICE CENTER

Call 1-800-34-VISTA. We will mail you a check or send the proceeds via electronic transfer or wire. You cannot sell by phone if you have changed your address of record within the previous 30 days. If you sell $25,000 or more worth of Fund shares by phone, we'll send it by wire only to a bank account on our records.
Or
Send a signed letter with your instructions to:

CHASE VISTA FUNDS SERVICE CENTER,
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

THROUGH A SYSTEMATIC WITHDRAWAL PLAN

You can automatically sell as little as $50 worth of shares. See Shareholder Services for details.

                               -----------------

You can sell your shares on any day the Chase Vista Funds Service Center is accepting purchase orders. You'll receive the next NAV calculated after the Chase Vista Funds Service Center accepts your order, less any applicable sales charges.


Under normal circumstances, if the Chase Vista Funds Service Center receives your order before the close of regular trading on the New York Stock Exchange, the Fund will send you the proceeds the next business day. We won't accept an order to sell shares if the Fund hasn't collected your payment for the shares. The Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

You'll need to have signatures guaranteed for all registered owners or their legal representative if:

-    you want to sell shares with a net asset value of $100,000 or more

- you want your payment sent to an address other than the one we have in our records.

We may also need additional documents or a letter from a surviving joint owner before selling the shares. Contact the Chase Vista Funds Service Center for more details.

EXCHANGING FUND SHARES

You can exchange your shares for shares of the same class of certain other Chase Vista Funds at net asset value, beginning 15 days after you buy your shares. For tax purposes, an exchange is treated a sale of Fund shares. This will generally result in a capital gain or loss to you.

You can exchange your shares three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative which Fund you want to exchange from and to. He or she will send the necessary documents to the Chase Vista Funds

Service Center. Your representative might charge you for this service.

THROUGH THE CHASE VISTA FUNDS SERVICE CENTER

Call 1-800-34-VISTA to ask for details.

THROUGH A SYSTEMATIC EXCHANGE PLAN

You can automatically exchange money from one Chase Vista account to another of the same class. Call the Chase Vista Funds Service Center for details.

                                  -----------

If you exchange Class B shares of the Fund for Class B shares of another Chase Vista Fund, or Class C for Class C, you will not pay a deferred sales charge until you sell the shares of the other Fund. The amount of deferred sales charge will be based on when you bought the original shares, not when you made the exchange. Carefully read the prospectus of the Fund you want to buy before making an exchange. You'll need to meet any minimum investment requirements.

You should not exchange shares as means of short-term trading as this could increase management cost and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We charge an administration fee of $5 for each exchange if you make more than 10 exchanges in a year or three in a quarter. See the Statement of Additional Information to find out more about the exchange privilege.

OTHER INFORMATION CONCERNING THE FUND


We may close your account if the balance falls below $500 because you've sold shares. We may also close the account if you are in the Systematic Investment Plan and fail to meet investment minimums over a 12-month period. We'll give you 60 days' notice before closing your account.


Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we'll ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We'll take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Fund liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. The Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the Chase Vista Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

The Fund has agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of the Class A, Class B and Class C shares of the Fund held by investors by the shareholder servicing agent.

HOW YOUR ACCOUNT WORKS

Chase and/or VFD may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. The amount may be up to an additional 0.10% annually of the average net assets of the Fund attributable to shares of the Fund held by customers of those shareholder servicing agents.


The Fund may issue multiple classes of shares. This prospectus relates only to Class A, Class B and Class C shares of the Fund. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.


Chase and its affiliates and the Fund and its affiliates, agents and sub-agents may share information about shareholders and their accounts with each other and with others unless this sharing is prohibited by contract. The information can be used for a variety of purposes, including offering investment and insurance products to shareholders.

DISTRIBUTIONS AND TAXES

The Fund can earn income and can realize capital gain. The Fund deducts any expenses then pay out these earnings to shareholders as distributions.

The Fund will distribute any net investment income at least semi-annually. Net capital gain is distributed annually. You have three options for your distributions. You may:

-    reinvest all of them in additional Fund shares without a sales charge;

- take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

- take all distributions in cash or as a deposit in a pre-assigned bank account.

If you don't select an option when you open your account, we'll reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends won't be affected by the form in which you receive them.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. The state or municipality where you live may not charge you state and local taxes on tax-exempt interest earned on certain bonds. Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.


The Fund expects that its distributions will consist primarily of capital gains.


Investment income received by the Fund from sources in foreign countries may be subject to foreign taxes withheld at the source. Since it is anticipated that more than 50% of the Fund's assets at the close of its taxable year will be in securities of foreign corporations, the Fund may elect to "pass through" to its shareholder the foreign taxes that it paid.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.


The above is a general summary of tax implications of investing in the Fund. Please consult your tax adviser to see how investing in the Fund will affect your own tax situation.

SHAREHOLDER  SERVICES

SYSTEMATIC  INVESTMENT  PLAN

You can regularly invest $100 or more in the first or third week of any month. The money is automatically deducted from your checking or savings account.

You can set up a plan when you open an account by completing the appropriate section of the application. Current shareholders can join by sending a signed letter and a deposit slip or void check to the Chase Vista Funds Service Center. Call 1-800-34-VISTA for complete instructions.

SYSTEMATIC  WITHDRAWAL  PLAN

You can make regular withdrawals of $50 or more ($100 or more for Class B accounts). You can have automatic withdrawals made monthly, quarterly or semiannually. Your account must contain at least $5,000 to start the plan. Call 1-800-34-VISTA for complete instructions.

SYSTEMATIC  EXCHANGE

You can transfer assets automatically from one Vista account to another on a regular basis. It's a free service.

FREE  EXCHANGE  PRIVILEGE

You can exchange money between Chase Vista Funds in the same class without charge. This allows you to adjust your investments as your objectives change.

REINSTATEMENT  PRIVILEGE

You can buy back Class A shares you sell, without paying a sales charge, as long as you make a request in writing within 90 days of the sale. If you sell Class B shares or Class C on which you've paid a deferred sales charge, you can use the proceeds to buy Class A shares without a sales charge. You must buy the class A shares within 90 days of selling the Class B or Class C shares.

WHAT THE TERMS MEAN

DEBT SECURITIES: securities used by issuers, such as governmental entities and corporations, to borrow money. The issuer usually pays a fixed, variable or floating rate of interest and repays the amount borrowed at the maturity date of the security. However, if a borrower issues a zero coupon debt security, it does not make regular interest payments.

DEPOSITARY RECEIPTS: instruments which are typically issued by financial institutions and which represent ownership of securities of foreign corporations. Depositary receipts are usually designed for use on U.S. and European securities exchanges.

DISTRIBUTION FEE: covers the cost of the distribution system used to sell shares to the public.

FUNDAMENTAL RESEARCH: method which concentrates on "fundamental" information about an issuer such as its financial statements, history, management, etc.

GROWTH APPROACH: approach which focuses on identifying securities of companies whose earnings growth potential appears to the manager to be greater than the market in general and whose growth in revenue is expected to continue for an extended period.

LIQUIDITY: the ability to easily convert investments into cash without losing a significant amount of money in the process.

MANAGEMENT FEE: a fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MATURITY: the length of time until the issuer who sold a debt security must pay back the principal amount of the debt.

OTHER EXPENSES: miscellaneous items, including transfer agency, administration, shareholder servicing, custody and registration fees.

REPURCHASE AGREEMENTS: a type of short-term investment in which a dealer sells securities to the Fund and agrees to buy them back later at a set price. The price includes interest. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: a fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

HOW TO REACH US

MORE INFORMATION

You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. By law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-34-VISTA or writing to:

CHASE VISTA FUND SERVICE CENTER
P.O. BOX 419392
KANSAS CITY, MO 64141-6392

If you buy your shares through The Chase Manhattan Bank or another institution, you should contact that institution directly for more information. You can also find information on-line at www.chasevista.com on the internet.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They'll charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you're there.

PUBLIC REFERENCE SECTION OF THE SEC
WASHINGTON, DC 20549-0102.
1-202-942-8090
E-MAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds is also available on the SEC's website at http://www.sec.gov.


The Fund's Investment Company Act File No.is 811-5151



-C- 2001 The Chase Manhattan Corporation. All Rights Reserved.      January 2001

--------------------------------------------------------------------------------

CHASE FLEMING FUNDS FULFILLMENT CENTER
393 MANLEY STREET
WEST BRIDGEWATER, MA 02379-1039

     PROSPECTUS
     DECEMBER 29, 2000
--------------------------------------------------------------------------------


                                         CHASE VISTA
                                         EQUITY FUNDS

     INTERNATIONAL GROWTH                THIS PROSPECTUS OFFERS:
     FUND



                                         CLASS A, CLASS B AND CLASS C SHARES











[GRAPHIC]                                           THE SECURITIES AND
                                                    EXCHANGE COMMISSION
                                                    HAS NOT APPROVED OR
                                                    DISAPPROVED THESE
                                                    SECURITIES OR DETERMINED
                                                    IF THIS PROSPECTUS IS
                                                    TRUTHFUL OR COMPLETE.
                                                    ANY REPRESENTATION TO
                                                    THE CONTRARY IS A CRIMINAL
                                                    OFFENSE.



                                    [LOGO] CHASE
                     THE RIGHT RELATIONSHIP IS EVERYTHING.-Registered Trademark-

INTERNATIONAL GROWTH FUND                                   1

THE FUND'S INVESTMENT ADVISER                               7

HOW YOUR ACCOUNT WORKS                                      8

BUYING FUND SHARES                                         11
SELLING FUND SHARES                                        13
EXCHANGING FUND SHARES                                     13
OTHER INFORMATION CONCERNING THE FUND                      14
DISTRIBUTIONS AND TAXES                                    15

SHAREHOLDER SERVICES                                       17

WHAT THE TERMS MEAN                                        18


-------------------------------------------------------------
HOW TO REACH US                                    Back cover
-------------------------------------------------------------

CHASE INTERNATIONAL GROWTH FUND


THE FUND'S OBJECTIVE

The Fund will seek total return from long-term capital growth. Total return consists of capital growth and current income.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund will invest principally in equity securities of companies located in the major developed regions of the world outside the United States. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of such issuers, which may include foreign subsidiaries of U.S. companies. These investments may take the form of depositary receipts. The Fund may, from time to time, also invest in securities of U.S. issuers. Equity securities include common stocks, preferred stocks, securities that are convertible into common stocks and warrants to buy common stocks.

The Fund's advisers will emphasize companies with medium and large stock market capitalizations, yielding a median capitalization that results in placement within the large cap universe, based on the Morningstar criteria of taking the capitalization range of the top 5% of the 5000 largest companies in the Morningstar database.

The Fund's advisers will perform quantitative analysis and fundamental research in an attempt to identify companies with the best growth potential. They may look at growth-oriented factors, such as projected earnings growth, improved earnings characteristics or price momentum.

Typically, companies meeting the advisers' criteria will feature leading or rapidly developing businesses, strong financial positions and high quality management capable of taking advantage of local, regional or global market changes.

The Fund's advisers also will seek to identify those countries and industries where political and economic factors, including currency changes, are likely to produce above-average growth rates. Then the advisers will try to identify companies within those countries and industries that are poised to take advantage of such political and economic conditions. The Fund's advisers will continually review economic and political events in the countries in which the Fund invests.

The Fund's advisers will seek to select issuers in several countries -- at least three other than the U.S. In selecting countries, the advisers initially will emphasize countries in continental Europe, the United Kingdom and Japan. Under current market conditions, the Fund's advisers anticipate that approximately one-half of the Fund's assets will be invested in securities of issuers located in continental Europe and approximately one-quarter will be invested in each of Japan and the United Kingdom. This asset allocation may change at any time.

The Fund will sell securities if its advisers believe the issuer of such securities no longer meets certain growth criteria or if they believe that more attractive opportunities are available. As political and economic events occur, the Fund's advisers will sell securities of issuers doing business in

CHASE INTERNATIONAL GROWTH FUND


countries that the advisers believe do not meet the Fund's growth-oriented criteria.

While the Fund is not limited in the amount it invests in any one country, it will try to choose a wide range of industries and companies of varying sizes.

While the Fund invests primarily in equities, it may also invest up to 35% of its total assets in investment-grade debt securities. Investment grade means a rating of Baa or higher by Moody's Investors Service, Inc., BBB or higher by Standard & Poor's Corporation or the equivalent by another national rating organization or unrated securities of comparable quality.


Under normal market conditions the Fund will be permitted to invest up to 35% of its total assets in high-quality money-market instruments and repurchase agreements, as well as investment-grade debt securities and securities of U.S. issuers. To temporarily defend its assets, the Fund may invest any amount of its assets in high-quality money market instruments and repurchase agreements and in debt securities issued by supranational organizations and companies and governments of countries in which the Fund can invest and short-term debt instruments issued or guaranteed by the government of any member of the Organization for Economic Cooperation and Development. These debt securities may be in various currencies. During unusual market conditions, the Fund may invest up to 20% of its total assets in U.S. Government debt securities.


No more than 25% of the Fund's total assets will be invested in debt securities denominated in a currency other than the U.S. dollar. No more than 25% of the Fund's total assets will be invested in debt securities issued by a single foreign government or international organization, such as the World Bank.

Where the capital markets in certain countries are either less developed or not easy to access, the Fund may invest in these countries by investing in closed-end investment companies which are authorized to invest in those countries.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.



THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Chase International Growth Fund.

The Fund may not achieve its objective if the advisers' expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in the stock market as well as the performance of companies selected for the Fund's portfolio.

The Fund may not achieve its objective if companies which the advisers believe will experience earnings growth do not grow as expected.

Because the Fund invests mostly in securities of issuers outside the U.S., an investment in the Fund is riskier than an investment in a U.S. equity fund.

Investments in foreign issuers may be riskier than investments in the United States. Since foreign securities are normally denominated and traded in foreign currencies, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

The Fund's investments in developing countries could lead to more volatility in the value of the Fund's shares. As mentioned above, the normal risks of investing in foreign countries are heightened when investing in developing countries. In addition, the small size of securities markets and the low trading volume in many countries may lead to a lack of liquidity. Also, developing countries may not provide adequate legal protection for private or foreign investment or private property.

The Fund's performance will be affected by political, social and economic conditions in the countries in which it invests and other countries on which certain issuers' revenues or resources are dependent. In addition, while the Fund invests primarily in securities of issuers in the United Kingdom, Japan and the countries in continental Europe, the economies of those countries may be affected by consumer demands in other countries and the state of economies in other countries. If the Fund holds securities in currencies that are devalued (or in companies whose revenues are substantially in currencies that are devalued, such as Japanese companies), that will hurt the value of the Fund.

The Japanese economy and financial markets have experienced considerable difficulty since 1990. The Japanese stock market, as measured by the Tokyo Stock Price Index, has been volatile. After increasing by more than 500% in the 1980s, it has fallen more than half since then. This decline in the Tokyo stock market has made the country's banks and financial institutions vulnerable because of their large share portfolios. Japanese banks have been left with large numbers of non-performing loans. In addition, the Japanese economy labors under a heavy government budget deficit and historically low interest rates. As a result of these factors, several high-profile bankruptcies of Japanese banks, brokerage firms and insurance companies have occurred.

Although the Japanese yen has generally gone up against the U.S. dollar, in recent years it has fluctuated, and has even declined. The Japanese yen might also be hurt by the currency difficulties of other countries in Southeast Asia. Devaluation of the yen, and any other currencies in which the Fund's securities are denominated, will hurt the Fund's value.

Japan's relationship with its main trading partners, particularly the United States, is in a difficult phase. This is

CHASE INTERNATIONAL GROWTH FUND


because Japan sells far more highly visible products, such as automobiles than it buys. The trade imbalance is the largest with the United States. Japan's economy is also affected by economic trouble in Southeast Asian countries since the demand for Japanese exports fluctuates and since many Japanese banks and companies have invested in that region.

In early 1999, the European Monetary Union implemented a new currency called the "euro". It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the value of shares of the Fund.

The market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. Securities that are rated Baa by Moody's or BBB by Standard & Poor's may have fewer protective provisions than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

If the Fund invests in closed-end investment companies, it may incur added expenses such as additional management fees and trading costs.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and U.S. Government debt, including when the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential returns.

Derivatives may be more risky than other types of investments because they respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund is not diversified. It will invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes the value of its shares more sensitive to economic problems among those issuing the securities.

The Fund may have to sell stocks at a loss in order to fund shareholder redemptions. Redemptions are more likely to occur when prices of foreign issuers are declining and prices of these securities may fall more rapidly than those of other securities.

The Fund may invest in privately placed securities. Such securities generally are less liquid than publicly traded securities and, the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                        MAXIMUM SALES CHARGE               MAXIMUM DEFERRED SALES
                                        (LOAD) WHEN YOU BUY                CHARGE (LOAD) SHOWN AS
                                        SHARES, SHOWN AS % OF THE          LOWER OF ORIGINAL PURCHASE
                                        OFFERING PRICE(1)                  PRICE OR REDEMPTION PROCEEDS
-------------------------------------------------------------------------------------------------------
CLASS A SHARES                          5.75%                              NONE
-------------------------------------------------------------------------------------------------------
CLASS B SHARES                          NONE                               5.00%
-------------------------------------------------------------------------------------------------------
CLASS C SHARES                          NONE                               1.00%
-------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                      TOTAL ANNUAL
                    MANAGEMENT     DISTRIBUTION        OTHER          FUND OPERATING
CLASS OF SHARES     FEES           (12B-1) FEES        EXPENSES       EXPENSES
------------------------------------------------------------------------------------
CLASS A             1.00%          0.25%               0.90%          2.15%
------------------------------------------------------------------------------------
CLASS B             1.00%          0.75%               0.90%          2.65%
------------------------------------------------------------------------------------
CLASS C             1.00%          0.75%               0.90%          2.65%
------------------------------------------------------------------------------------

(1) The offering price is the net asset value of the shares purchased plus any sales charge.

*  The table is based on estimated expenses for the current fiscal year.

The actual Management Fees are currently expected to be 0.85% and Total Annual Fund Operating Expenses for Class A, B and C shares are not expected to exceed 2.00%, 2.50% and 2.50%, respectively. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

CHASE INTERNATIONAL GROWTH FUND


EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000
- you sell all your shares at the end of the period
- your investment has a 5% return each year
- you reinvest all your dividends, and
- the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions:

IF YOU SELL YOUR SHARES YOUR COSTS WOULD BE:

                    1  YEAR         3  YEARS        5  YEARS        10  YEARS
--------------------------------------------------------------------------------
CLASS  A*           $781            $1,209          $1,663          $2,915
--------------------------------------------------------------------------------
CLASS  B**          $768            $1,123          $1,605          $2,863***
--------------------------------------------------------------------------------
CLASS  C**          $368            $  823          $1,405          $2,983
--------------------------------------------------------------------------------

IF YOU DON'T SELL YOUR SHARES YOUR COSTS WOULD BE:

                    1  YEAR         3  YEARS        5  YEARS        10  YEARS
--------------------------------------------------------------------------------
CLASS  B            $268            $823            $1,405          $2,863***
--------------------------------------------------------------------------------
CLASS  C            $268            $823            $1,405          $2,983
--------------------------------------------------------------------------------

  *Assumes sales charge is deducted when shares are purchased.

 **Assumes applicable deferred sales charge is deducted when shares are sold.

***Reflects conversion of Class B shares to Class A shares after they have been owned for eight years.

THE FUND'S INVESTMENT ADVISER



Chase Fleming Asset Management, (USA) Inc. (CFAM(USA)) is the investment adviser to the Fund. CFAM (USA) is a wholly-owned subsidiary of The Chase Manhattan Corporation (CMC), a bank holding company. CFAM (USA) provides the Fund with investment advice and supervision. CFAM (USA) provides discretionary investment advice to institutional clients and is located at 1211 Avenue of the Americas, New York, New York 10036.



CFAM (USA) is entitled to receive an annual management fee at the rate of


- 1.00% of the average daily net assets of the International Growth Fund.


Chase Fleming Asset Management (London) Limited. (CFAM (L)) is the sub-adviser to the International Equity Portfolio. It makes the day to day investment decisions for the portfolios. Chase pays CFAM (L) a sub-advisory fee for its services. CFAM (L) is a wholly owned subsidiary of Chase. CFAM
(L) provides discretionary investment services to institutional clients and is located at 10 Aldermanbury, London EC2V7RF, UK.

HOW YOUR ACCOUNT WORKS


ABOUT SALES CHARGES

There's a sales charge to buy shares in the Fund. There are also ongoing charges that all investors pay as long as they own their shares, as explained later.


You have a choice of three different kinds of charges. Class A shares have a charge you pay when you invest. Class B shares have a deferred sales charge. You don't pay any charge when you buy the Class B shares, but you may have to pay a charge when you sell them, depending on how long you hold them. Class C shares also have a deferred sales charge you may have to pay if you sell your shares within one year of buying them.

There are a number of plans and special discounts which can decrease or even eliminate these charges.

This section explains how the three sales charges work.

CLASS A SHARES

The initial sales charge is deducted directly from the money you invest. As the table shows, the charge is lower the more you invest. The public offering price of Class A shares is the net asset value plus the initial sales charge. Net asset value is the value of everything the Fund owns, minus everything it owes, divided by the number of shares held by investors. The Fund receives the net asset value.

                       TOTAL SALES CHARGE

                  AS % OF THE
                  OFFERING            AS % OF
AMOUNT OF         PRICE               NET AMOUNT
INVESTMENT        PER SHARE           INVESTED
------------------------------------------------
LESS THAN
$100,000          5.75%               6.10%
------------------------------------------------
$100,000
BUT UNDER
$250,000          3.75%               3.90%
------------------------------------------------
$250,000
BUT UNDER
$500,000          2.50%               2.56%
------------------------------------------------
$500,000
BUT UNDER
$1 MILLION        2.00%               2.04%
------------------------------------------------

There is no sales charge for investments of $1 million or more.

CLASS B SHARES

The deferred sales charge is deducted directly from your assets when you sell your shares. It's a percentage of the original purchase price or the current value of the shares, whichever is lower. As the table shows, the deferred sales charge gets lower the longer you hold the shares and disappears altogether after six years. Class B shares automatically convert into Class A shares at the beginning of the ninth year after you bought them.

YEAR              DEFERRED SALES CHARGE
-------------------------------------------
1                 5%
-------------------------------------------
2                 4%
-------------------------------------------
3                 3%
-------------------------------------------
4                 3%
-------------------------------------------
5                 2%
-------------------------------------------
6                 1%
-------------------------------------------
7                 None
-------------------------------------------
8                 None
-------------------------------------------

We calculate the deferred sales charge from the month you buy your shares. We always sell the shares with the lowest deferred sales charge first. Shares acquired by reinvestment distribution can be sold without a deferred sales charge.

CLASS C SHARES

The deferred sales charge is deducted directly from your assets when you sell your shares. It's equal to 1% of the original purchase price or the current value of the shares, whichever is lower. The deferred sales charge on Class C shares disappears altogether after one year. We calculate the deferred sales charge from the month you buy your charges. We always sell the shares with the lowest deferred sales charge first.

Like Class B shares, Class C shares have higher combined distribution and service fees. Unlike Class B shares, Class C shares are never converted to Class A shares. That means you keep paying the higher service and distribution fees as long as you hold them. Over the long term, this can add up to higher total fees than either Class A or Class B shares.

HOW YOUR ACCOUNT WORKS


THE PORTFOLIO MANAGERS


INTERNATIONAL GROWTH FUND
James Fisher is a Vice President at CFAM(L). Mr. Fisher is the Director In-charge of EAFE funds. He has worked at CFAM(L) since 1991 in numerous investment roles. Prior to joining CFAM(L), he worked at Save and Prosper as a fund manager and manager trainee capacity.

GENERAL

Vista Fund Distributors Inc. (VFD) is the distributor for the Fund. It's a subsidiary of BISYS Group, Inc. and is not affiliated with Chase. The Fund has adopted Rule 12b-1 distribution plans under which it pays annual distribution fees of up to 0.25% of the average daily net assets attributed to Class A shares, up to 0.75% of the average daily net assets attributed to Class B shares and up to 0.75% of the average daily net assets attributed to Class C shares.

This payment covers such things as compensation for services provided by broker-dealers and expenses connected to the sale of shares. Payments are not tied to actual expenses incurred.

Because 12b-1 expenses are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

WHICH CLASS OF SHARES IS BEST?

Your decision about which class of shares to buy depends on a number of factors, including the amount you're buying and how long you intend to hold your shares. If you have no plans to sell your shares for at least six years and you don't want to pay an up-front sales charge, you may consider buying Class B shares.

Class A shares may be a good choice if you qualify to have the sales charge reduced or eliminated. In almost all cases, if you plan to buy $250,000 of shares or more, Class A is the most economical choice.

Class C shares may be best if you prefer not to pay an initial sales charge and you're not sure how long you intend to hold your investment.

You should also consider the distribution and service fees, which are lower for Class A shares. These fees appear in the table called Annual Fund operating expenses (expenses that are deducted from Fund assets) for the Fund.

Your investment representative may be able to advise you about the best class of shares for you.


BUYING FUND SHARES

You can buy shares three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE
Tell your representative which Fund you want to buy and he or she will contact us. Your representative may charge you a fee and may offer additional services, such as special purchase and redemption programs. Some representatives charge a single fee that covers all services. Your representative may impose different minimum investments and earlier deadlines to buy and sell shares.

THROUGH THE CHASE VISTA FUNDS SERVICE CENTER
Call 1-800-34-VISTA
Or
Complete the application form and mail it along with a check for the amount you want to invest to:

CHASE VISTA FUNDS SERVICE CENTER,
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

THROUGH A SYSTEMATIC INVESTMENT PLAN
You can make regular automatic purchases of at least $100. See There's more on the Systematic Investment Plan later in this document.

                              -------------------

HOW YOUR ACCOUNT WORKS

Whether you choose Class A, Class B or Class C shares, the price of the shares is based on the net asset value per share (NAV). NAV is the value of everything the Fund owns, minus everything it owes, divided by the number of shares held by investors. You'll pay the public offering price, which is based on the next NAV calculated after the Chase Vista Funds Service Center accepts your instructions. The Fund calculates its NAV once each day at the close of regular trading on the New York Stock Exchange. The Fund generally values its assets at their market value but may use fair value if market prices are unavailable. The Chase Vista Funds Service Center will not accept your order until it is in proper form. An order is in proper form only after payment is converted into federal funds.


The Fund invests in securities which are primarily listed on foreign exchanges and these exchanges may trade on Saturdays or other United States holidays on which the Fund does not price. As a result, Fund's portfolio will trade and its NAV may fluctuate significantly on days when the investor has no access to the Fund.

The Chase Vista Funds Service Center accepts purchase orders on any business day that the New York Stock Exchange is open. Normally, if the Chase Vista Funds Service Center receives your order in proper form by the close of regular trading on the New York Stock Exchange, we'll process your order at that day's price.

You must provide a Social Security Number or Taxpayer Identification Number when you open an account. The Fund has the right to refuse any purchase order or to stop offering shares for sale at any time.


TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:

------------------------------------
THE CHASE VISTA FUNDS SERVICE CENTER
------------------------------------
1-800-34-VISTA
------------------------------------

MINIMUM INVESTMENTS

                            INITIAL                ADDITIONAL
TYPE OF ACCOUNT             INVESTMENT             INVESTMENTS
--------------------------------------------------------------
REGULAR
ACCOUNT                     $2,500                 $100
--------------------------------------------------------------
SYSTEMATIC
INVESTMENT
PLAN                        $1,000                 $100
--------------------------------------------------------------
IRAS                        $1,000                 $100
--------------------------------------------------------------
SEP-IRAS                    $1,000                 $100
--------------------------------------------------------------
EDUCATION
IRAS                        $  500                 $100
--------------------------------------------------------------

Make your check out to Chase Vista Funds in U.S. dollars. We won't accept credit cards, cash, or checks from a third party. You cannot sell your shares until your check has cleared, which could take more than 15 calendar days. If you buy through an Automated Clearing House, you can't sell your shares until the payment clears. That could take more than seven business days.

Your purchase will be canceled if your check doesn't clear and you'll be responsible for any expenses and losses to the Fund. Orders by wire will be cancelled if the Chase Vista Funds Service Center doesn't receive payment by 4:00 p.m. Eastern time on the day you buy.


If you're planning to exchange, sell or transfer shares to another person shortly after buying the shares, you should pay by certified check to avoid delays. The Fund will not issue certificates for Class A or Class C shares unless you request them and they will not issue certificates for Class B shares.

SELLING FUND SHARES

You can sell your shares three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE
Tell your representative which Fund you want to sell. He or she will send the necessary documents to the Chase Vista Funds Service Center. Your representative might charge you for this service.


THROUGH THE CHASE VISTA FUNDS SERVICE CENTER
Call 1-800-34-VISTA. We will mail you a check or send the proceeds via electronic transfer or wire. You cannot sell by phone if you have changed your address of record within the previous 30 days. If you sell $25,000 or more worth of Fund shares by phone, we'll send it by wire only to a bank account on our records.
Or
Send a signed letter with your instructions to:

CHASE VISTA FUNDS SERVICE CENTER,
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

THROUGH A SYSTEMATIC WITHDRAWAL PLAN
You can automatically sell as little as $50 worth of shares. See Shareholder Services for details.

                             ---------------------

You can sell your shares on any day the Chase Vista Funds Service Center is accepting purchase orders. You'll receive the next NAV calculated after the Chase Vista Funds Service Center accepts your order, less any applicable sales charges.

Under normal circumstances, if the Chase Vista Funds Service Center receives your order before the close of regular trading on the New York Stock Exchange, the Fund will send you the proceeds the next business day. We won't accept an order to sell shares if the Fund hasn't collected your payment for the shares. The Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

You'll need to have signatures guaranteed for all registered owners or their legal representative if:

- you want to sell shares with a net asset value of $100,000 or more

- you want your payment sent to an address other than the one we have in our records.

We may also need additional documents or a letter from a surviving joint owner before selling the shares. Contact the Chase Vista Funds Service Center for more details.

EXCHANGING FUND SHARES

You can exchange your shares for shares of the same class of certain other Chase Vista Funds at net asset value, beginning 15 days after you buy your shares. For tax purposes, an exchange is treated a sale of Fund shares. This will generally result in a capital gain or loss to you.

You can exchange your shares three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE
Tell your representative which Fund you want to exchange from and to. He or she will send the necessary documents to the Chase Vista Funds

HOW YOUR ACCOUNT WORKS


Service Center. Your representative might charge you for this service.

THROUGH THE CHASE VISTA FUNDS SERVICE CENTER
Call 1-800-34-VISTA to ask for details.

THROUGH A SYSTEMATIC EXCHANGE PLAN
You can automatically exchange money from one Chase Vista account to another of the same class. Call the Chase Vista Funds Service Center for details.

                             ---------------------

If you exchange Class B shares of the Fund for Class B shares of another Chase Vista Fund, or Class C for Class C, you will not pay a deferred sales charge until you sell the shares of the other Fund. The amount of deferred sales charge will be based on when you bought the original shares, not when you made the exchange. Carefully read the prospectus of the Fund you want to buy before making an exchange. You'll need to meet any minimum investment requirements.

You should not exchange shares as means of short-term trading as this could increase management cost and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We charge an administration fee of $5 for each exchange if you make more than 10 exchanges in a year or three in a quarter. See the Statement of Additional Information to find out more about the exchange privilege.

OTHER INFORMATION CONCERNING THE FUND

We may close your account if the balance falls below $500 because you've sold shares. We may also close the account if you are in the Systematic Investment Plan and fail to meet investment minimums over a 12-month period. We'll give you 60 days' notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we'll ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We'll take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Fund liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. The Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the Chase Vista Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

The Fund has agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of the Class A, Class B and Class C shares of the Fund held by investors by the shareholder servicing agent.

Chase and/or VFD may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. The amount may be up to an additional 0.10% annually of the average net assets of the Fund attributable to shares of the Funds held by customers of those shareholder servicing agents.


The Fund may issue multiple classes of shares. This prospectus relates only to Class A, Class B and Class C shares of the Fund. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.


Chase and its affiliates and the Fund and its affiliates, agents and subagents may share information about shareholders and their accounts with each other and with others unless this sharing is prohibited by contract. The information can be used for a variety of purposes, including offering investment and insurance products to shareholders.

DISTRIBUTIONS AND TAXES

The Fund can earn income and can realize capital gain. The Fund deducts any expenses then pay out these earnings to shareholders as distributions.


The Fund will distribute any net investment income at least semi-annually. Net capital gain is distributed annually. You have three options for your distributions. You may:

- reinvest all of them in additional Fund shares without a sales charge;

- take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

- take all distributions in cash or as a deposit in a pre-assigned bank account.

If you don't select an option when you open your account, we'll reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends won't be affected by the form in which you receive them.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. The state or municipality where you live may not charge you state and local taxes on tax-exempt interest earned on certain bonds. Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.


The Fund expects that its distributions will consist primarily of capital gains.


Investment income received by the Fund from sources in foreign countries may be subject to foreign taxes withheld at the source. Since it is anticipated that more than 50% of the Fund's assets at the close of its taxable year will be in securities of foreign corporations, the Fund may elect to "pass through" to its shareholder the foreign taxes that it paid.

HOW YOUR ACCOUNT WORKS


Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.


The above is a general summary of tax implications of investing in the Fund. Please consult your tax adviser to see how investing in the Fund will affect your own tax situation.

SHAREHOLDER  SERVICES


SYSTEMATIC INVESTMENT PLAN

You can regularly invest $100 or more in the first or third week of any month. The money is automatically deducted from your checking or savings account.

You can set up a plan when you open an account by completing the appropriate section of the application. Current shareholders can join by sending a signed letter and a deposit slip or void check to the Chase Vista Funds Service Center. Call 1-800-34-VISTA for complete instructions.

SYSTEMATIC WITHDRAWAL PLAN

You can make regular withdrawals of $50 or more ($100 or more for Class B accounts). You can have automatic withdrawals made monthly, quarterly or semiannually. Your account must contain at least $5,000 to start the plan. Call 1-800-34-VISTA for complete instructions.

SYSTEMATIC EXCHANGE

You can transfer assets automatically from one Vista account to another on a regular basis. It's a free service.

FREE EXCHANGE PRIVILEGE

You can exchange money between Chase Vista Funds in the same class without charge. This allows you to adjust your investments as your objectives change.

REINSTATEMENT PRIVILEGE

You can buy back Class A shares you sell, without paying a sales charge, as long as you make a request in writing within 90 days of the sale. If you sell Class B shares or Class C on which you've paid a deferred sales charge, you can use the proceeds to buy Class A shares without a sales charge. You must buy the class A shares within 90 days of selling the Class B or Class C shares.

WHAT THE TERMS MEAN

DEBT SECURITIES: securities used by issuers, such as governmental entities and corporations, to borrow money. The issuer usually pays a fixed, variable or floating rate of interest and repays the amount borrowed at the maturity date of the security. However, if a borrower issues a zero coupon debt security, it does not make regular interest payments.

DEPOSITARY RECEIPTS: instruments which are typically issued by financial institutions and which represent ownership of securities of foreign corporations. Depositary receipts are usually designed for use on U.S. and European securities exchanges.

DISTRIBUTION FEE: covers the cost of the distribution system used to sell shares to the public.

FUNDAMENTAL RESEARCH: method which concentrates on "fundamental" information about an issuer such as its financial statements, history, management, etc.

GROWTH APPROACH: approach which focuses on identifying securities of companies whose earnings growth potential appears to the manager to be greater than the market in general and whose growth in revenue is expected to continue for an extended period.

LIQUIDITY: the ability to easily convert investments into cash without losing a significant amount of money in the process.

MANAGEMENT FEE: a fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MATURITY: the length of time until the issuer who sold a debt security must pay back the principal amount of the debt.

OTHER EXPENSES: miscellaneous items, including transfer agency, administration, shareholder servicing, custody and registration fees.

REPURCHASE AGREEMENTS: a type of short-term investment in which a dealer sells securities to the Fund and agrees to buy them back later at a set price. The price includes interest. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: a fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

HOW TO REACH US


MORE INFORMATION

You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. By law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-34-VISTA or writing to:

CHASE VISTA FUND SERVICE CENTER
P.O. BOX 419392
KANSAS CITY, MO 64141-6392

If you buy your shares through The Chase Manhattan Bank or another institution, you should contact that institution directly for more information. You can also find information on-line at www.chasevista.com on the internet.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They'll charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you're there.

PUBLIC REFERENCE SECTION OF THE SEC
WASHINGTON, DC 20549-0102.
1-202-942-8090
E-MAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds is also available on the SEC's website at http://www.sec.gov.

The Fund's Investment Company Act File No. is 811-5151




-C- 2001 The Chase Manhattan Corporation. All Rights Reserved.      January 2001


CHASE FLEMING FUNDS FULFILLMENT CENTER
393 MANLEY STREET
WEST BRIDGEWATER, MA 02379-1039

     PROSPECTUS
     DECEMBER 29, 2000
--------------------------------------------------------------------------------


                                         CHASE VISTA
                                         EQUITY FUNDS

     PACIFIC REGION FUND                 THIS PROSPECTUS OFFERS:



                                         CLASS A, CLASS B AND CLASS C SHARES












[GRAPHIC]                                           THE SECURITIES AND
                                                    EXCHANGE COMMISSION
                                                    HAS NOT APPROVED OR
                                                    DISAPPROVED THESE
                                                    SECURITIES OR DETERMINED
                                                    IF THIS PROSPECTUS IS
                                                    TRUTHFUL OR COMPLETE.
                                                    ANY REPRESENTATION TO
                                                    THE CONTRARY IS A CRIMINAL
                                                    OFFENSE.



                                    [LOGO] CHASE
                     THE RIGHT RELATIONSHIP IS EVERYTHING.-Registered Trademark-

PACIFIC REGION FUND                                    1
THE FUND'S INVESTMENT ADVISER                          7

HOW YOUR ACCOUNT WORKS                                 8
BUYING FUND SHARES                                    11
SELLING FUND SHARES                                   13
EXCHANGING FUND SHARES                                13
OTHER INFORMATION CONCERNING THE FUND                 14
DISTRIBUTIONS AND TAXES                               15

SHAREHOLDER SERVICES                                  17

WHAT THE TERMS MEAN                                   18

HOW TO REACH US                               BACK COVER

CHASE PACIFIC REGION FUND

THE FUND'S OBJECTIVE

The Fund will seek total return from long-term capital growth. Total return consists of capital growth and current income.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund will invest principally in equity securities of foreign companies located throughout the Asia-Pacific region, including Japan, Australia and New Zealand. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of such issuers. These investments may take the form of depositary receipts. The Fund will invest in equity securities of companies with various market capitalizations, including large, mid and small capitalizations.

Equity securities include common stocks, preferred stocks, securities that are convertible into common stocks and warrants to buy common stocks.

The Fund's advisers will perform quantitative analysis and fundamental research in an attempt to identify companies with the best growth potential within the Asia-Pacific region. They may look at growth-oriented factors, such as projected earnings growth, improved earnings characteristics or price momentum.

The Fund's advisers will seek to identify industries and countries in the Asian-Pacific region where economic and political factors are likely to produce above-average growth rates. Then the advisers try to identify companies within those industries and countries that are poised to take advantage of such economic and political conditions. The Fund's advisers will continually review economic and political events in the countries in which the Fund invests.

The Fund may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest. The advisers may adjust the Fund's exposure to each currency based on their view of the markets and issuers. They will decide how much to invest in the securities of a particular currency or country by evaluating the yield and potential growth of an investment, as well as the relationship between the currency and the U.S. dollar. They may increase or decrease the emphasis on a type of security, industry, country or currency, based on their analysis of a variety of economic factors, including fundamental economic strength, earnings growth, quality of management, industry growth, credit quality and interest rate trends. The Fund may purchase securities where the issuer is located in one country but the security is denominated in the currency of another.

The Fund will sell securities if its advisers believe the issuer of such securities no longer meets certain growth criteria or if they believe that more attractive opportunities are available. As political and economic events occur, the Fund's advisers will sell securities of issuers doing business in countries that the advisers believe do not meet the Fund's growth-oriented criteria.


While the Fund is not limited in the amount it invests in any one country, it

CHASE PACIFIC REGION FUND

will try to choose a wide range of industries and companies of varying sizes. While the Fund invests primarily in equities, it may also invest in investment-grade debt securities. Investment-grade means a rating of Baa or higher by Moody's Investors Service, Inc., BBB or higher by Standard & Poor's Corporation or the equivalent by another national rating organization or unrated securities of comparable quality.


Under normal market conditions the Fund will be permitted to invest up to 35% of its total assets in investment-grade debt securities, high-quality money-market instruments and repurchase agreements. To temporarily defend its assets, the Fund may invest any amount of its assets in high-quality money market instruments and repurchase agreements and in debt securities issued by supranational organizations and companies and governments of countries in which the Fund can invest and short-term debt instruments issued or guaranteed by the government of any member of the Organization for Economic Cooperation and Development. These debt securities may be in various currencies. During unusual market conditions, the Fund may invest up to 20% of its assets in U.S. Government debt securities. Where the capital markets in certain countries are either less developed or not easy to access, the Fund may invest in these countries by investing in closed-end investment companies which are authorized to invest in those countries.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Pacific Region Fund.

The Fund may not achieve its objective if the advisers' expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in the stock market as well as the performance of companies selected for the Fund's portfolio.

Because the Fund invests mostly in securities of issuers outside the United States, an investment in the Fund is riskier than an investment in a U.S. equity fund. Investing in this Fund has added risk because of political and economic factors in various countries in the Asia-Pacific region.

The Fund may not achieve its objective if companies which the advisers believe will experience earnings growth do not grow as expected.

Because the Fund may invest in small companies, the value of your investment may fluctuate more dramatically than an investment in a fund which does not invest in small companies. That is because small companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of their securities. Small companies may have limited product lines, markets and financial resources, and they may depend on a small management group.

Investments in foreign issuers may be riskier than investments in the United States. Since foreign securities are normally denominated and traded in foreign currencies, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

The Fund's investments in developing countries could lead to more volatility in the value of the Fund's shares. As mentioned above, the normal risks of investing in foreign countries are heightened when investing in developing countries. In addition, the small size of securities markets and the low trading volume in many countries of the Asia-Pacific region may lead to a lack of liquidity. Also, developing countries may not provide adequate legal protection for private or foreign investment or private property.

The Fund's performance will be affected by political, social and economic conditions in Southeast Asia, Japan, Australia and New Zealand.

Southeast Asian economies and financial markets have been extremely volatile in recent years. Many of the countries in the region are developing, both politically and economically. They may have relatively unstable governments and economies based on only a few commodities or industries. The share price of companies in the region tends to be volatile and there is a significant possibility of loss. Also, some companies in the region may have less established product markets or a limited management group and they may be more vulnerable to political or economic conditions, like nationalization. In addition, some countries have restricted the flow of money in and out of the country.

Many of the currencies in Southeast Asia have recently experienced extreme volatility relative to the U.S. dollar. For example, Thailand, Indonesia, the Philippines and South Korea have had currency crises and have sought help from the International Monetary Fund. If the Fund holds securities in currencies that are devalued (or in companies whose revenues are substantially in currencies that are devalued), that will hurt the value of the Fund.

The trading volume on Southeast Asian stock exchanges are much lower than in the U.S., and stock markets in the region have been extremely volatile at times. As a result, Southeast Asian securities of some companies are less liquid and more volatile than similar U.S. securities. In addition, brokerage commissions on regional stock exchanges are fixed and are generally higher than the negotiated commissions in the U.S.

The Japanese economy and financial markets have experienced considerable difficulty since 1990. The Japanese stock market, as measured by the Tokyo Stock Price Index, has been volatile. After increasing by more than 500% in the 1980s, it has fallen more

CHASE PACIFIC REGION FUND

than half since then. This decline in the Tokyo stock market has made the country's banks and financial institutions vulnerable because of their large share portfolios. Japanese banks have been left with large numbers of nonperforming loans. In addition, the Japanese economy labors under a heavy government budget deficit and historically low interest rates. As a result of these factors, several high-profile bankruptcies of Japanese banks, brokerage firms and insurance companies have occurred.

Although the Japanese yen has generally gone up against the U.S. dollar, in recent years it has fluctuated, and has even declined. The Japanese yen might also be hurt by the currency difficulties of other countries in Southeast Asia. Devaluation of the yen, and any other currencies in which the Fund's securities are denominated, will hurt the Fund's value.

Japan's relationship with its main trading partners, particularly the United States, is in a difficult phase. This is because Japan sells far more highly visible products, such as automobiles than it buys. The trade imbalance is the largest with the United States. Japan's economy is also affected by economic trouble in Southeast Asian countries since the demand for Japanese exports fluctuates and since many Japanese banks and companies have invested in that region.

The market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. Securities that are rated Baa by Moody's or BBB by Standard & Poor's (or, in each case, lower) may have fewer protective provisions than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

If the Fund invests in closed-end investment companies, it may incur added expenses such as additional management fees and trading costs.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and U.S. Government debt, including when the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential returns.

Derivatives may be more risky than other types of investments because they respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund is not diversified. It will invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes the value of its shares more sensitive to economic problems among those issuing the securities.

The Fund may have to sell stocks at a loss in order to fund shareholder redemptions. Redemptions are more likely to occur when prices of companies located in the Asia-Pacific region are declining and prices of these securities may fall more rapidly than those of other securities.

The Fund may invest in privately placed securities. Such securities generally are less liquid than publicly traded securities and, the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                     MAXIMUM SALES CHARGE          MAXIMUM DEFERRED SALES
                     (LOAD) WHEN YOU BUY           CHARGE (LOAD) SHOWN AS
                    SHARES, SHOWN AS % OF THE    LOWER OF ORIGINAL PURCHASE
                      OFFERING PRICE(1)         PRICE OR REDEMPTION PROCEEDS
--------------------------------------------------------------------------------
CLASS A SHARES               5.75%                        NONE
--------------------------------------------------------------------------------
CLASS B SHARES               NONE                         5.00%
--------------------------------------------------------------------------------
CLASS C SHARES               NONE                         1.00%
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*
                                                                 TOTAL ANNUAL
                   MANAGEMENT    DISTRIBUTION      OTHER         FUND OPERATING
CLASS OF SHARES    FEES          (12B-1) FEES      EXPENSES      EXPENSES
--------------------------------------------------------------------------------
CLASS A            1.00%         0.25%             0.90%         2.15%
--------------------------------------------------------------------------------
CLASS B            1.00%         0.75%             0.90%         2.65%
--------------------------------------------------------------------------------
CLASS C            1.00%         0.75%             0.90%         2.65%
--------------------------------------------------------------------------------

(1)The offering price is the net asset value of the shares purchased plus any sales charge.

* The table is based on estimated expenses for the current fiscal year.

The actual Management Fees are currently expected to be 0.85% and Total Annual Fund Operating Expenses for Class A, B and C shares are not expected to exceed 2.00%, 2.50% and 2.50%, respectively. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000
- you sell all your shares at the end of the period
- your investment has a 5% return each year
- you reinvest all your dividends, and
- the Fund's operating expenses are not waived and remain the same as shown above.

CHASE PACIFIC REGION FUND

Although your actual costs may be higher or lower, based on these assumptions:

IF YOU SELL YOUR SHARES YOUR COSTS WOULD BE:

                   1 YEAR        3 YEARS           5 YEARS       10 YEARS
--------------------------------------------------------------------------------
CLASS A*            $781         $1,209            $1,663        $2,915
--------------------------------------------------------------------------------
CLASS B**           $768         $1,123            $1,605        $2,863***
--------------------------------------------------------------------------------
CLASS C**           $368           $823            $1,405        $2,983
--------------------------------------------------------------------------------

IF YOU DON'T SELL YOUR SHARES YOUR COSTS WOULD BE:

                   1 YEAR        3 YEARS           5 YEARS       10 YEARS
--------------------------------------------------------------------------------
CLASS B             $268          $823             $1,405        $2,863***
--------------------------------------------------------------------------------
CLASS C             $268          $823             $1,405        $2,983
--------------------------------------------------------------------------------

  *Assumes sales charge is deducted when shares are purchased.
 **Assumes applicable deferred sales charge is deducted when shares are sold. ***Reflects conversion of Class B shares to Class A shares after they have been owned for eight years.

FUND'S INVESTMENT ADVISER

Chase Fleming Asset Management, (USA) Inc. (CFAM (USA)) is the investment adviser to the Fund. It makes the day-to-day investment decisions for the Fund. CFAM (USA) is a wholly-owned subsidiary of The Chase Manhattan Corporation (CMC), a bank holding company. CFAM (USA) provides discretionary investment advice to institutional clients and is located at 1211 Avenue of the Americas, New York, New York 10036.

CFAM (USA) is entitled to receive an annual management fee at the rate of

-    1.00% of the average daily net assets of the Pacific Region Fund.

HOW YOUR ACCOUNT WORKS

ABOUT SALES CHARGES

There's a sales charge to buy shares in the Fund. There are also ongoing charges that all investors pay as long as they own their shares, as explained later.


You have a choice of three different kinds of charges. Class A shares have a charge you pay when you invest. Class B shares have a deferred sales charge. You don't pay any charge when you buy the Class B shares, but you may have to pay a charge when you sell them, depending on how long you hold them. Class C shares also have a deferred sales charge you may have to pay if you sell your shares within one year of buying them.


There are a number of plans and special discounts which can decrease or even eliminate these charges.

This section explains how the three sales charges work.

CLASS A SHARES

The initial sales charge is deducted directly from the money you invest. As the table shows, the charge is lower the more you invest. The public offering price of Class A shares is the net asset value plus the initial sales charge. Net asset value is the value of everything the Fund owns, minus everything it owes, divided by the number of shares held by investors. The Fund receives the net asset value.

               TOTAL SALES CHARGE

               AS % OF THE
               OFFERING       AS % OF
               PRICE          NET AMOUNT
AMOUNT OF      PER SHARE      INVESTED
INVESTMENT
-----------------------------------------
LESS  THAN
$100,000       5.75%          6.10%
-----------------------------------------
$100,000
BUT UNDER
$250,000       3.75%          3.90%
-----------------------------------------
$250,000
BUT UNDER
$500,000       2.50%          2.56%
-----------------------------------------
$500,000
BUT UNDER
$1  MILLION    2.00%          2.04%
-----------------------------------------

There is no sales charge for investments of $1 million or more.

CLASS B SHARES

The deferred sales charge is deducted directly from your assets when you sell your shares. It's a percentage of the original purchase price or the current value of the shares, whichever is lower. As the table shows, the deferred sales charge gets lower the longer you hold the shares and disappears altogether after six years. Class B shares automatically convert into Class A shares at the beginning of the ninth year after you bought them.

YEAR           DEFERRED SALES CHARGE
-----------------------------------------
1              5%
-----------------------------------------
2              4%
-----------------------------------------
3              3%
-----------------------------------------
4              3%
-----------------------------------------
5              2%
-----------------------------------------
6              1%
-----------------------------------------
7              NONE
-----------------------------------------
8              NONE
-----------------------------------------

We calculate the deferred sales charge from the month you buy your shares. We always sell the shares with the lowest deferred sales charge first. Shares acquired by reinvestment distribution can be sold without a deferred sales charge.

CLASS C SHARES

The deferred sales charge is deducted directly from your assets when you sell your shares. It's equal to 1% of the original purchase price or the current value of the shares, whichever is lower. The deferred sales charge on Class C shares disappears altogether after one year. We calculate the deferred sales charge from the month you buy your charges. We always sell the shares with the lowest deferred sales charge first.

Like Class B shares, Class C shares have higher combined distribution and service fees. Unlike Class B shares, Class C shares are never converted to Class A shares. That means you keep paying the higher service and distribution fees as long as you hold them. Over the long term, this can add up to higher total fees than either Class A or Class B shares.

HOW  YOUR  ACCOUNT  WORKS

THE PORTFOLIO MANAGERS

PACIFIC REGION FUND

Portfolio Manager Roger Ellis, Chief Investment Officer Asia Pacific and Head of the Pacific Regional Group, is responsible for the management of the Fund's portfolio. Mr. Ellis joined Jardine Fleming, Hong Kong, as an Investment Manager in 1989 and was appointed a Director of Jardine Fleming Investment Management in 1991. In 1994, he was appointed to the Main Board of the Jardine Fleming Group. In 1984 he became Assistant Manager of Private Banking at HSBC, Zurich managing Asian and European Equity Funds. He joined Pierson Capital Management, Hong Kong as a Director, managing Asian Equity Funds in 1987. Joined Hong Kong and Shanghai Banking Corp. (HSBC), London and Hong Kong, as an Executive Officer in 1981. He has managed FF-Fleming Pacific Fund since July 1998.

GENERAL

Vista Fund Distributors Inc. (VFD) is the distributor for the Fund. It's a subsidiary of BISYS Group, Inc. and is not affiliated with Chase. The Fund has adopted Rule 12b-1 distribution plans under which it pays annual distribution fees of up to 0.25% of the average daily net assets attributed to Class A shares, up to 0.75% of the average daily net assets attributed to Class B shares and up to 0.75% of the average daily net assets attributed to Class C shares.

This payment covers such things as compensation for services provided by broker-dealers and expenses connected to the sale of shares. Payments are not tied to actual expenses incurred.

Because 12b-1 expenses are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

WHICH  CLASS  OF  SHARES  IS  BEST?

Your decision about which class of shares to buy depends on a number of factors, including the amount you're buying and how long you intend to hold your shares. If you have no plans to sell your shares for at least six years and you don't want to pay an up-front sales charge, you may consider buying Class B shares.

Class A shares may be a good choice if you qualify to have the sales charge reduced or eliminated. In almost all cases, if you plan to buy $250,000 of shares or more, Class A is the most economical choice.

Class C shares may be best if you prefer not to pay an initial sales charge and you're not sure how long you intend to hold your investment.

You should also consider the distribution and service fees, which are lower for Class A shares. These fees appear in the table called Annual Fund operating expenses (expenses that are deducted from Fund assets) for the Fund.

Your investment representative may be able to advise you about the best class of shares for you.

BUYING FUND SHARES

You can buy shares three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative which Fund you want to buy and he or she will contact us. Your representative may charge you a fee and may offer additional services, such as special purchase and redemption programs. Some representatives charge a single fee that covers all services. Your representative may impose different minimum investments and earlier deadlines to buy and sell shares.

THROUGH THE CHASE VISTA FUNDS SERVICE CENTER
Call 1-800-34-VISTA

Or

Complete the application form and mail it along with a check for the amount you want to invest to:

CHASE VISTA FUNDS SERVICE CENTER,
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

THROUGH A SYSTEMATIC INVESTMENT PLAN
You can make regular automatic purchases of at least $100. See There's more on the Systematic Investment Plan later in this document.

                                ----------------

HOW YOUR ACCOUNT WORKS

Whether you choose Class A, Class B or Class C shares, the price of the shares is based on the net asset value per share (NAV). NAV is the value of everything the Fund owns, minus everything it owes, divided by the number of shares held by investors. You'll pay the public offering price, which is based on the next NAV calculated after the Chase Vista Funds Service Center accepts your instructions. The Fund calculates its NAV once each day at the close of regular trading on the New York Stock Exchange. The Fund generally values its assets at their market value but may use fair value if market prices are unavailable. The Chase Vista Funds Service Center will not accept your order until it is in proper form. An order is in proper form only after payment is converted into federal funds.


The Fund invests in securities which are primarily listed on foreign exchanges and these exchanges may trade on Saturdays or other United States holidays on which the Fund does not price. As a result, the portfolio will trade and its NAV may fluctuate significantly on days when the investor has no access to the Fund.

The Chase Vista Funds Service Center accepts purchase orders on any business day that the New York Stock Exchange is open. Normally, if the Chase Vista Funds Service Center receives your order in proper form by the close of regular trading on the New York Stock Exchange, we'll process your order at that day's price.

You must provide a Social Security Number or Taxpayer Identification
Number when you open an account. The Fund has the right to refuse any purchase order or to stop offering shares for sale at any time.

TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:

-----------------------------------------
THE  CHASE  VISTA  FUNDS  SERVICE  CENTER
-----------------------------------------
1-800-34-VISTA
-----------------------------------------

MINIMUM  INVESTMENTS

                    INITIAL        ADDITIONAL
TYPE OF ACCOUNT     INVESTMENT     INVESTMENTS
----------------------------------------------
REGULAR
ACCOUNT             $2,500         $100
----------------------------------------------
SYSTEMATIC
INVESTMENT
PLAN                $1,000         $100
----------------------------------------------
IRAS                $1,000         $100
----------------------------------------------
SEP-IRAS            $1,000         $100
----------------------------------------------
EDUCATION
IRAS                $ 500          $100
----------------------------------------------

Make your check out to Chase Vista Funds in U.S. dollars. We won't accept credit cards, cash, or checks from a third party. You cannot sell your shares until your check has cleared, which could take more than 15 calendar days. If you buy through an Automated Clearing House, you can't sell your shares until the payment clears. That could take more than seven business days.

Your purchase will be canceled if your check doesn't clear and you'll be responsible for any expenses and losses to the Fund. Orders by wire will be cancelled if the Chase Vista Funds Service Center doesn't receive payment by 4:00 p.m. Eastern time on the day you buy.


If you're planning to exchange, sell or transfer shares to another person shortly after buying the shares, you should pay by certified check to avoid delays. The Fund will not issue certificates for Class A or Class C shares unless you request them and they will not issue certificates for Class B shares.

SELLING FUND SHARES

You can sell your shares three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE
Tell your representative which Fund you want to sell. He or she will send the necessary documents to the Chase Vista Funds Service Center. Your representative might charge you for this service.


THROUGH THE CHASE VISTA FUNDS SERVICE CENTER
Call 1-800-34-VISTA. We will mail you a check or send the proceeds via electronic transfer or wire. You cannot sell by phone if you have changed your address of record within the previous 30 days. If you sell $25,000 or more worth of Fund shares by phone, we'll send it by wire only to a bank account on our records.

Or

Send a signed letter with your instructions to:

CHASE VISTA FUNDS SERVICE CENTER,
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

THROUGH A SYSTEMATIC WITHDRAWAL PLAN
You can automatically sell as little as $50 worth of shares. See Shareholder Services for details.

                                ----------------

You can sell your shares on any day the Chase Vista Funds
Service Center is accepting purchase orders. You'll receive the next NAV calculated after the Chase Vista Funds Service Center accepts your order, less any applicable sales charges.

Under normal circumstances, if the Chase Vista Funds Service Center receives your order before the close of regular trading on the New York Stock Exchange, the Fund will send you the proceeds the next business day. We won't accept an order to sell shares if the Fund hasn't collected your payment for the shares. The Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

You'll need to have signatures guaranteed for all registered owners or their legal representative if:

-    you want to sell shares with a net asset value of $100,000 or more

- you want your payment sent to an address other than the one we have in our records.

We may also need additional documents or a letter from a surviving joint owner before selling the shares. Contact the Chase Vista Funds Service Center for more details.

EXCHANGING FUND SHARES

You can exchange your shares for shares of the same class of certain other Chase Vista Funds at net asset value, beginning 15 days after you buy your shares. For tax purposes, an exchange is treated a sale of Fund shares. This will generally result in a capital gain or loss to you.

You can exchange your shares three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE
Tell your representative which Fund you want to exchange from and to. He or she will send the necessary documents to the Chase Vista Funds

HOW YOUR ACCOUNT WORKS

Service Center. Your representative might charge you for this service.

THROUGH THE CHASE VISTA FUNDS SERVICE CENTER
Call 1-800-34-VISTA to ask for details.

THROUGH A SYSTEMATIC EXCHANGE PLAN
You can automatically exchange money from one Chase Vista account to another of the same class. Call the Chase Vista Funds Service Center for details.

                                ----------------

If you exchange Class B shares of the Fund for Class B shares of another Chase Vista Fund, or Class C for Class C, you will not pay a deferred sales charge until you sell the shares of the other Fund. The amount of deferred sales charge will be based on when you bought the original shares, not when you made the exchange. Carefully read the prospectus of the Fund you want to buy before making an exchange. You'll need to meet any minimum investment requirements.

You should not exchange shares as means of short-term trading as this could increase management cost and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We charge an administration fee of $5 for each exchange if you make more than 10 exchanges in a year or three in a quarter. See the Statement of Additional Information to find out more about the exchange privilege.

OTHER INFORMATION CONCERNING THE FUND

We may close your account if the balance falls below $500 because you've sold shares. We may also close the account if you are in the Systematic Investment Plan and fail to meet investment minimums over a 12-month period. We'll give you 60 days' notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we'll ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We'll take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Fund liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. The Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the Chase Vista Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

The Fund has agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of the Class A, Class B and Class C shares of the Fund held by investors by the shareholder servicing agent.

Chase and/or VFD may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. The amount may be up to an additional 0.10% annually of the average net assets of the Fund attributable to shares of the Fund held by customers of those shareholder servicing agents.

The Fund may issue multiple classes of shares. This prospectus relates only to Class A, Class B and Class C shares of the Fund. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.


Chase and its affiliates and the Fund and its affiliates, agents and subagents may share information about shareholders and their accounts with each other and with others unless this sharing is prohibited by contract. The information can be used for a variety of purposes, including offering investment and insurance products to shareholders.

DISTRIBUTIONS AND TAXES

The Fund can earn income and can realize capital gain. The Fund deducts any expenses then pay out these earnings to shareholders as distributions.


The Fund will distribute any net investment income at least semiannually. Net capital gain is distributed annually. You have three options for your distributions. You may:

-    reinvest all of them in additional Fund shares without a sales charge;

- take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

- take all distributions in cash or as a deposit in a pre-assigned bank account.

If you don't select an option when you open your account, we'll reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends won't be affected by the form in which you receive them.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. The state or municipality where you live may not charge you state and local taxes on tax-exempt interest earned on certain bonds. Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.


The Fund expects that its distributions will consist primarily of capital gains.


Investment income received by the Fund from sources in foreign countries may be subject to foreign taxes withheld at the source. Since it is anticipated that more than 50% of the Fund's assets at the close of its taxable year will be in securities of foreign corporations, the Fund may elect to "pass through" to its shareholder the foreign taxes that it paid.

HOW YOUR ACCOUNT WORKS

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.


The above is a general summary of tax implications of investing in the Fund. Please consult your tax adviser to see how investing in the Fund will affect your own tax situation.

SHAREHOLDER SERVICES
SYSTEMATIC  INVESTMENT  PLAN

You can regularly invest $100 or more in the first or third week of any month. The money is automatically deducted from your checking or savings account.

You can set up a plan when you open an account by completing the appropriate section of the application. Current shareholders can join by sending a signed letter and a deposit slip or void check to the Chase Vista Funds Service Center. Call 1-800-34-VISTA for complete instructions.

SYSTEMATIC  WITHDRAWAL  PLAN

You can make regular withdrawals of $50 or more ($100 or more for Class B accounts). You can have automatic withdrawals made monthly, quarterly or semiannually. Your account must contain at least $5,000 to start the plan. Call 1-800-34-VISTA for complete instructions.

SYSTEMATIC  EXCHANGE

You can transfer assets automatically from one Vista account to another on a regular basis. It's a free service.

FREE EXCHANGE PRIVILEGE

You can exchange money between Chase Vista Funds in the same class without charge. This allows you to adjust your investments as your objectives change.

REINSTATEMENT  PRIVILEGE

You can buy back Class A shares you sell, without paying a sales charge, as long as you make a request in writing within 90 days of the sale. If you sell Class B shares or Class C on which you've paid a deferred sales charge, you can use the proceeds to buy Class A shares without a sales charge. You must buy the class A shares within 90 days of selling the Class B or Class C shares.

WHAT THE TERMS MEAN

DEBT SECURITIES: securities used by issuers, such as governmental entities and corporations, to borrow money. The issuer usually pays a fixed, variable or floating rate of interest and repays the amount borrowed at the maturity date of the security. However, if a borrower issues a zero coupon debt security, it does not make regular interest payments.

DEPOSITARY RECEIPTS: instruments which are typically issued by financial institutions and which represent ownership of securities of foreign corporations. Depositary receipts are usually designed for use on U.S. and European securities exchanges.

DISTRIBUTION FEE: covers the cost of the distribution system used to sell shares to the public.

FUNDAMENTAL RESEARCH: method which concentrates on "fundamental"information about an issuer such as its financial statements, history, management, etc.

GROWTH APPROACH: approach which focuses on identifying securities of companies whose earnings growth potential appears to the manager to be greater than the market in general and whose growth in revenue is expected to continue for an extended period.

LIQUIDITY: the ability to easily convert investments into cash without losing a significant amount of money in the process.

MANAGEMENT FEE: a fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MATURITY: the length of time until the issuer who sold a debt security must pay back the principal amount of the debt.

OTHER EXPENSES: miscellaneous items, including transfer agency, administration, shareholder servicing, custody and registration fees.

REPURCHASE AGREEMENTS: a type of short-term investment in which a dealer sells securities to the Fund and agrees to buy them back later at a set price. The price includes interest. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: a fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

HOW TO REACH US

MORE INFORMATION

You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. By law, it's considered to be part of this prospectus.

You can get a free copy of thes documents and other information, or ask us any questions, by calling us at 1-800-34-VISTA or writing to:

CHASE VISTA FUND SERVICE CENTER
P.O. BOX 419392
KANSAS CITY, MO 64141-6392

If you buy your shares through The Chase Manhattan Bank or another institution, you should contact that institution directly for more information. You can also find information on-line at www.chasevista.com on the internet.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They'll charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you're there.

PUBLIC REFERENCE SECTION OF THE SEC
WASHINGTON, DC 20549-0102.
1-202-942-8090
E-MAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other informaiton about the FUnds is also available on the SEC's website at http://www.sec.gov.

The Fund's Investment Company Act File No. is 811-5151

-C- 2001 The Chase Manhattan Coporation. All Rights Reserved.    January 2001

CHASE FLEMING FUNDS FULFILLMENT CENTER
393 MANLEY STREET
WEST BRIDGEWATER, MA 02379-1039

                                     PART C

                                MUTUAL FUND GROUP
                            PART C. OTHER INFORMATION

ITEM 23.    Exhibits

Exhibit
Number
-------

1(a)  Declaration of Trust, as amended. (1)
1(b)  Certificate of Amendment to Declaration of Trust dated December 14,
      1995.(6)
1(c)  Certificate of Amendment to Declaration of Trust dated October 19,
      1995.(6)
1(d) Certificate of Amendment to Declaration of Trust dated July 25, 1993.(6) 1(e) Certificate of Amendment to Declaration of Trust dated November 1997.(10) 1(f) Certificate of Amendment to Declaration of Trust dated June 5, 1998.(12)
2     By-laws, as amended. (1)
3     None.
4(a)  Form of Investment Advisory Agreement.(6)
4(b) Form of Sub-Advisory Agreement between The Chase Manhattan Bank and Chase Asset Management, Inc.(6)
5     Distribution and Sub-Administration Agreement dated August 21, 1995.(6)
6(a)  Retirement Plan for Eligible Trustees.(6)
6(b)  Deferred Compensation Plan for Eligible Trustees.(6)
7     Custodian Agreement. (1)
8(a)  Transfer Agency Agreement. (1)
8(b)  Form of Shareholder Servicing Agreement. (6)

8(c)  Form of Administration Agreement.(6)

9     Opinion re: Legality of Securities being Registered.(1)

10    Consent of Price Waterhouse LLP.(13)

11    In Part B:        Financial Statements and the Reports thereon for the
                        Funds filed herein are incorporated by reference into Part B as part of the 1999 Annual Reports to Shareholders for such Funds as filed with the Securities and Exchange Commission by Mutual Fund Group on Form
                        N-30D on January 5, 2000, accession number
                        0000950146-00-000021, 0000950146-00-000023,
                        0000950146-00-000024, and 0000950146-00-000025 which are
                        incorporated into Part B by reference.

12    None.

13(a) Rule 12b-1 Distribution Plan of Mutual Funds including Selected Dealer
      Agreement and Shareholder Service Agreement. (1)
13(b) Rule 12b-1 Distribution Plan - Class B Shares (including forms of Selected
      Dealer Agreement and Shareholder Servicing Agreement).(6)
13(c) Form of Rule 12b-1 Distribution Plan - Class C Shares (including forms of
      Shareholder Servicing Agreements).(9)

14    Financial Data Schedule.(11)

15    Form of Rule 18f-3 Multi-Class Plan.(6)
99(a) Powers of Attorney for: Fergus Reid, III, H. Richard Vartabedian, William
      J. Armstrong, John R.H. Blum, Stuart W. Cragin, Jr., Roland R. Eppley, Jr., Joseph J. Harkins, W.D. MacCallan, W. Perry Neff, Richard E. Ten Haken, Irving L. Thode.(8)
99(b) Powers of Attorney for: Sarah E. Jones and Leonard M. Spalding, Jr.(9)

----------

(1) Filed as an exhibit to Amendment No. 6 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) as filed with the Securities and Exchange Commission on March 23, 1990.
(2) Filed as an exhibit to Amendment No. 15 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) as filed with the Securities and Exchange Commission on October 30, 1992.
(3) Filed as an Exhibit to Amendment No. 26 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) on June 30, 1994.
(4) Filed as an Exhibit to Amendment No. 27 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) on October 3, 1994.
(5) Filed as an Exhibit to Amendment No. 31 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) on November 13, 1995.
(6) Filed as an Exhibit to Amendment No. 32 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) on December 28, 1995.
(7) Filed as an Exhibit to Amendment No. 42 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) on February 28, 1997.
(8) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A of Mutual Fund Trust (File No. 33-75250) as filed with the Securities and Exchange Commission on September 6, 1996.
(9) Filed as an Exhibit to Amendment No. 45 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) filed on October 28, 1997.
(10) Filed as an Exhibit to Amendment No. 46 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) filed on December 1, 1997.
(11) Filed as an Exhibit to Amendment No. 50 to the Registration Statement on Form N-1A on February 27, 1998.
(12) Filed as an Exhibit to Amendment No. 53 to the Registration Statement on Form N-1A on June 29, 1998.

(13)  Filed herewith.

ITEM  24. Persons Controlled by or Under Common
          Control with Registrant

          Not applicable

ITEM 25.  Indemnification

            Reference is hereby made to Article V of the Registrant's Declaration of Trust.

            The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser, administrator and distributor are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

            Under the terms of the Registrant's Declaration of Trust, the Registrant may indemnify any person who was or is a Trustee, officer or employee of the Registrant to the maximum extent permitted by law; provided, however, that any such indemnification (unless ordered by a court) shall be made by the Registrant only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made (i) by the Trustees, by a majority vote of a quorum which consists of Trustees who are neither in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding, or (ii) if the required quorum is not obtainable or, if a quorum of such Trustees so directs, by independent legal counsel in a written opinion. No indemnification will be provided by the Registrant to any Trustee or officer of the Registrant for any liability to the Registrant or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

            Insofar as the conditional advancing of indemnification monies for actions based upon the Investment Company Act of 1940 may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

            Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of it counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26(a).  Business and Other Connections of Investment Adviser

            The Chase Manhattan Bank (the "Adviser") is a commercial bank providing a wide range of banking and investment services.

            To the knowledge of the Registrant, none of the Directors or executive officers of the Adviser, except those described below, are or have been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain Directors and executive officers of the Adviser also hold or have held various positions with bank and non-bank affiliates of the Adviser, including its parent, The Chase Manhattan Corporation. Each Director listed below is also a Director of The Chase Manhattan Corporation.

                                                                                Principal Occupation or Other
                                       Position with                            Employment of a Substantial
Name                                   the Adviser                              Nature During Past Two Years
----                                   -------------                            -----------------------------
Thomas G. Labreque                     President and Chief Operating Officer    Chairman, Chief Executive Officer
                                       and Director                             and a Director of The Chase
                                                                                Manhattan Corporation and a Director
                                                                                of AMAX, Inc.

M. Anthony Burns                       Director                                 Chairman of the Board, President
                                                                                and Chief Executive Officer of
                                                                                Ryder System, Inc.


                                       C-4

H. Laurance Fuller                     Director                                 Chairman, President, Chief
                                                                                Executive Officer and Director of
                                                                                Amoco Corporation and Director of
                                                                                Abbott Laboratories

Henry B. Schacht                       Director                                 Chairman and Chief Executive
                                                                                Officer of Cummins Engine
                                                                                Company, Inc. and a Director of
                                                                                each of American Telephone and
                                                                                Telegraph Company and CBS Inc.


                                       C-5

James L. Ferguson                      Director                                 Retired Chairman and Chief
                                                                                Executive Officer of General Foods
                                                                                Corporation

William H. Gray III                    Director                                 President and Chief Executive
                                                                                Officer of the United Negro College
                                                                                Fund, Inc.

Frank A. Bennack, Jr.                  Director                                 President and Chief Executive Officer
                                                                                The Hearst Corporation

Susan V. Berresford                    Director                                 President, The Ford Foundation

Melvin R. Goodes                       Director                                 Chairman of the Board and Chief Executive
                                                                                Officer, The Warner-Lambert Company

George V. Grune                        Director                                 Retired Chairman and Chief Executive
                                                                                Officer, The Reader's Digest Association,
                                                                                Inc.; Chairman, The DeWitt Wallace-
                                                                                Reader's Digest Fund; The Lila-Wallace
                                                                                Reader's Digest Fund

William B. Harrison, Jr.               Vice Chairman of the Board

Harold S. Hook                         Director                                 Chairman and Chief Executive Officer,
                                                                                General Corporation

Helen L. Kaplan                        Director                                 Of Counsel, Skadden, Arps, Slate, Meagher
                                                                                & Flom

Walter V. Shipley                      Chairman of the Board and
                                       Chief Executive Officer

Andrew C. Sigler                       Director                                 Chairman of the Board and Chief
                                                                                Executive Officer, Champion International
                                                                                Corporation

John R. Stafford                       Director                                 Chairman, President and Chief Executive
                                                                                Officer, American Home Products
                                                                                Corporation

Marina v. N. Whitman                   Director                                 Professor of Business Administration and
                                                                                Public Policy, University of Michigan

Item 26(b)

Chase Asset Management ("CAM") is an Investment Advisor providing investment services to institutional clients.

            To the knowledge of the Registrant, none of the Directors or executive officers of the CAM, except those described below, are or have been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain Directors and executive officers of the CAM also hold or have held various positions with bank and non-bank affiliates of the Advisor, including its parent, The Chase Manhattan Corporation.

                                                   Principal Occupation or Other
                      Position with                Employment of a Substantial
Name                  the Sub-Advisor              Nature During Past Two Years
----                  ---------------              ----------------------------

James Zeigon          Chairman and Director        Director of Chase
                                                   Asset Management
                                                   (London) Limited

Steven Prostano       Executive Vice President     Chief Operating Officer
                      and Chief Operating Officer  and Director of Chase
                                                   Asset Management
                                                   (London) Limited

Mark Richardson       President and Chief          Chief Investment Officer
                      Investment Officer           and Director of Chase
                                                   Asset Management
                                                   (London) Limited

Item 26(c)

            Chase Asset Management (London) Limited ("CAM London") is an Investment Advisor providing investment services to institutional clients.

            To the knowledge of the Registrant, none of the Directors or executive officers of CAM London, except those described below, are or have been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain Directors and executive officers of CAM London also hold or have held various positions with bank and non-bank affiliates of the Advisor, including its parent, The Chase Manhattan Corporation.

                                           Principal Occupation or Other
                     Position with         Employment of a Substantial
Name                 the Sub-Advisor       Nature During Past Two Years
----                 ---------------       ----------------------------

Michael Browne       Director              Fund Manager, The Chase Manhattan
                                           Bank, N.A.; Fund Manager, BZW
                                           Investment Management

David Gordon Ross    Director              Head of Global Fixed Income
                                           Management, Chase Asset Management,
                                           Inc.; Vice President, The Chase
                                           Manhattan Bank, N.A.

Brian Harte          Director              Investment Manager, The Chase
                                           Manhattan Bank, N.A.

Cornelia L. Kiley    Director

James Zeigon         Director              Chairman and Director of Chase
                                           Asset Management, Inc.

Mark Richardson      Chief Investment      Director, President and Chief
                     Officer and Director  Operating Officer of Chase Asset
                                           Management, Inc.

Steve Prostano       Chief Operating       Director, Executive Vice President
                     Officer and           and Chief Operating Officer of Chase
                     Director              Asset Management, Inc.

ITEM 27. Principal Underwriters

      (a) Vista Fund Distributors, Inc., a wholly-owned subsidiary of The BISYS Group, Inc. is the underwriter for Mutual Fund Group, Mutual Fund Trust and Mutual Fund Select Trust.

      (b) The following are the Directors and officers of Vista Fund Distributors, Inc. The principal business address of each of these persons, is listed below.

                                    Position and Offices                                Position and Offices
Name and Address                    with Distributor                                    with the Registrant
----------------                    --------------------                                --------------------
Lynn J. Mangum                      Chairman                                             None
150 Clove Street
Little Falls, NJ 07424

Robert J. McMullan                  Director and Exec. Vice President                    None
150 Clove Street
Little Falls, NJ 07424

Lee W. Schultheis                   President                                            None
101 Park Avenue, 16th Floor
New York, NY 10178

George O. Martinez                  Senior Vice President                                None
3435 Stelzer Road
Columbus, OH 43219

Irimga McKay                        Vice President                                       None
1230 Columbia Street
5th Floor, Suite 500
San Diego, CA 92101

Michael Burns                       Vice President/Compliance                            None
3435 Stelzer Road
Columbus, OH 43219

William Blundin                     Vice President                                       None
125 West 55th Avenue
11th Floor
New York, NY 10019

Dennis Sheehan                      Vice President                                       None
150 Clove Street
Little Falls, NJ 07424

Annamaria Porcaro                   Assistant Secretary                                  None
150 Clove Street
Little Falls, NJ 97424

Robert Tuch                         Assistant Secretary                                  None
3435 Stelzer Road
Columbus, OH 43219

Stephen Mintos                      Executive Vice President/COO                         None
3435 Stelzer Road
Columbus, OH 43219

Dale Smith                          Vice President/CFO                                   None
3435 Stelzer Road
Columbus, OH 43219

William J. Tomko                    Vice President                                       None
3435 Stelzer Road
Columbus, OH 43219

          (c) Not applicable

ITEM 28. Location of Accounts and Records

            The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

                  Name                      Address
                  ----                      -------

Vista Fund Distributors, Inc.               One Chase Manhattan Plaza, 3rd Floor
                                            New York, NY 10081

DST Systems, Inc.                           210 W. 10th Street,
                                            Kansas City, MO 64105

The Chase Manhattan Bank                    270 Park Avenue,
                                            New York, NY 10017

Chase Asset Mangement, Inc.                 1211 Avenue of the
                                            Americas,
                                            New York, NY 10036

Chase Asset Management, Ltd. (London)       Colvile House
                                            32 Curzon Street
                                            London, England W1Y8AL

The Chase Manhattan Bank                    One Chase Square,
                                            Rochester, NY 14363

ITEM 29.  Management Services

          Not applicable

ITEM 30.  Undertakings

                  Registrant undertakes that its trustees shall promptly call a meeting of shareholders of the Trust for the purpose of voting upon the question of removal of any such trustee or trustees when requested in writing so to do by the record holders of not less than 10 per centum of the outstanding shares of the Trust. In addition, the Registrant shall, in certain circumstances, give such shareholders assistance in communicating with other shareholders of a fund as required by Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has certified that it meets all requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of New York and the State of New York on the 28th day of December, 2000.

                                                          MUTUAL FUND GROUP


                                        By /s/ H. Richard Vartabedian
                                           --------------------------
                                           H. Richard Vartabedian
                                           President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


             *                     Chairman and Trustee        December 28, 2000
-------------------------------
    Fergus Reid, III

/s/ H. Richard Vartabedian         President                   December 28, 2000
-------------------------------    and Trustee
    H. Richard Vartabedian

             *                     Trustee                     December 28, 2000
-------------------------------
    William J. Armstrong

             *                     Trustee                     December 28, 2000
-------------------------------
    John R.H. Blum

             *                     Trustee                     December 28, 2000
-------------------------------
    Stuart W. Cragin, Jr.

             *
-------------------------------    Trustee                     December 28, 2000
    Roland R. Eppley, Jr.

             *                     Trustee                     December 28, 2000
-------------------------------
    Joseph J. Harkins

             *                     Trustee                     December 28, 2000
-------------------------------
    Sarah E. Jones

             *
-------------------------------    Trustee                     December 28, 2000
    W.D. MacCallan

             *
-------------------------------    Trustee                     December 28, 2000
    W. Perry Neff

             *                     Trustee                     December 28, 2000
-------------------------------
    Leonard M. Spalding, Jr.

             *                     Trustee                     December 28, 2000
-------------------------------
    Irv Thode

             *                     Trustee                     December 28, 2000
-------------------------------
    Richard E. Ten Haken

/s/ Martin R. Dean                 Treasurer and               December 28, 2000
-------------------------------    Principal Financial
    Martin R. Dean                 Officer

/s/ H. Richard Vartabedian         Attorney in                 December 28, 2000
-------------------------------    Fact
    H. Richard Vartabedian